Note 10 - Retirement Plans - Plan Assets (Details)	Mar. 31, 2021	Mar. 31, 2020
Target Allocation	100.00%
Percentage of Plan Assets	100.00%	100.00%
Defined Benefit Plan, Equity Securities [Member]
Target Allocation	50.00%
Percentage of Plan Assets	48.00%	97.00%
Defined Benefit Plan, Debt Security [Member]
Target Allocation	50.00%
Percentage of Plan Assets	50.00%	0.00%
Defined Benefit Plan, Real Estate [Member]
Target Allocation	0.00%
Percentage of Plan Assets	0.00%	0.00%
Defined Benefit Plan, Cash [Member]
Target Allocation	0.00%
Percentage of Plan Assets	2.00%	3.00%